UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21882
Oppenheimer Rochester North Carolina Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: March 31
Date of reporting period: 09/30/2008

Item 1. Reports to Stockholders.

September 30, 2008

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Oppenheimer Rochester™ North Carolina Municipal Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

September 30, 2008 Oppenheimer Management RochesterTM Commentaries North Carolina and Semiannual Municipal Fund Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Managers Listing of Top Holdings S E M I A N N U A L R E P O RT Listing of Investments Financial Statements “After 25 years in the business of municipal fund management, I still don’t pretend to have seen it all. But, allowing tax-free yields to compound over time has clearly been a winning strategy for shareholders.”
— Ronald H. Fielding, Chief Strategist, Senior Vice President and Senior Portfolio Manager, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

Tobacco—Master Settlement Agreement	12.4%
General Obligation	11.6
Hospital/Health Care	11.1
Sales Tax Revenue	7.1
Electric Utilities	6.4
Sewer Utilities	6.2
Single Family Housing	5.9
Airlines	5.7
Adult Living Facilities	5.0
Multifamily Housing	4.9
Portfolio holdings are subject to change. Percentages are as of September 30, 2008, and are based on the total market value of investments.
Credit Allocation

AAA	8.0%
AA	14.0
A	6.3
BBB	55.7
BB or lower	16.0
Allocations are subject to change. Percentages are as of September 30, 2008, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 26.11% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
20 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester North Carolina Municipal Fund.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 10/10/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
21 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FUND EXPENSE
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
22 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2008	September 30, 2008	September 30, 2008

Actual
Class A	$1,000.00	$903.30	$4.78
Class B	1,000.00	900.60	8.38
Class C	1,000.00	900.60	8.38

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.05	5.08
Class B	1,000.00	1,016.29	8.88
Class C	1,000.00	1,016.29	8.88
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2008 are as follows:

Class	Expense Ratios

Class A	1.00%
Class B	1.75
Class C	1.75
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
23 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

THIS PAGE INTENTIONALLY LEFT BLANK.
24 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—126.5%
North Carolina—56.6%
$1,400,000	Albermarle, NC Hospital Authority	5.250%	10/01/2038	$1,117,816
50,000	Asheville, NC COP[1]	5.125	06/01/2018	50,148
140,000	Asheville, NC Hsg. Authority (Woodridge Apartments)[1]	5.750	11/20/2029	130,134
10,000	Asheville, NC Hsg. Authority (Woodridge Apartments)	5.800	11/20/2039	9,119
1,000,000	Buncombe County, NC (Woodfin Downtown Corridor Devel.)[1]	7.250	08/01/2034	927,140
10,000	Buncombe County, NC Center for Mental Retardation (Blue Ridge Area Foundation)[1]	7.750	11/01/2017	9,604
645,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)[1]	5.600	07/01/2027	434,517
2,575,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)[1]	7.750	02/01/2028	2,233,735
1,000,000	Charlotte, NC Douglas International Airport, Series B1	6.000	07/01/2017	1,011,370
40,000	Charlotte, NC Douglas International Airport, Series B1	6.000	07/01/2028	38,694
65,000	Charlotte-Mecklenburg, NC Hospital Authority Health Care System (CHS/CMC/CIR/MHSP Obligated Group)[1]	5.000	01/15/2031	58,837
285,000	Columbus County, NC IF&PCFA (International Paper Company)[1]	5.800	12/01/2016	272,651
60,000	Columbus County, NC IF&PCFA (International Paper Company)[1]	5.850	12/01/2020	53,500
35,000	Cumberland County, NC Finance Corp. (Detention Center & Mental Health)[1]	5.250	06/01/2024	33,872
25,000	Dare County, NC COP[1]	5.000	05/01/2019	25,002
2,225,000	Durham, NC Hsg. Authority (Naples Terrace Apartments)[1]	5.700	06/01/2033	2,029,267
1,000,000	Elizabeth City, NC Multifamily Hsg. (Walker Landing)	5.125	03/20/2049	805,510
2,385,000	Gaston, NC IF&PCFA (National Gypsum)[1]	5.750	08/01/2035	1,748,539
110,000	Halifax County, NC IF&PCFA (Champion International Corp.)[1]	5.450	11/01/2033	84,465
70,000	Halifax County, NC IF&PCFA (International Paper Company)[1]	5.900	09/01/2025	59,299
2,400,000	Haywood County, NC IF&PCFA (International Paper Company)[1]	4.450	03/01/2024	1,794,864
15,000	Madison, NC Center For Mental Retardation (Blue Ridge Area Foundation)[1]	7.750	11/01/2017	15,011
60,000	Mecklenburg County, NC IF&PCFA (Fluor Corp.)[1]	5.250	12/01/2009	60,117
5,000	NC Capital Facilities Finance Agency (Duke University)[1]	5.125	10/01/2026	4,951
5,000	NC Capital Facilities Finance Agency (Duke University)	5.125	10/01/2041	4,803
1,000,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	946,100
F1 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

North Carolina Continued
$1,500,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.125%	06/01/2035	$1,435,410
75,000	NC Centennial Authority Hotel Tax (Arena)[1]	5.125	09/01/2019	75,194
10,000	NC Eastern Municipal Power Agency[1]	5.125	01/01/2012	10,012
50,000	NC Eastern Municipal Power Agency[1]	5.125	01/01/2026	44,593
1,145,000	NC Eastern Municipal Power Agency[1]	5.750	01/01/2026	1,089,593
25,000	NC Eastern Municipal Power Agency[1]	6.500	01/01/2018	26,420
195,000	NC Eastern Municipal Power Agency, Series A1	5.750	01/01/2026	185,564
400,000	NC Eastern Municipal Power Agency, Series B1	5.500	01/01/2017	399,996
990,000	NC Eastern Municipal Power Agency, Series B1	5.500	01/01/2021	951,529
1,210,000	NC Eastern Municipal Power Agency, Series B1	5.500	01/01/2021	1,162,979
595,000	NC Eastern Municipal Power Agency, Series B1	5.500	01/01/2021	595,815
5,000	NC Educational Facilities Finance Agency (Davidson College)[1]	5.100	12/01/2012	5,007
60,000	NC Educational Facilities Finance Agency (St. Augustine’s College)[1]	5.250	10/01/2018	56,686
35,000	NC Fayetteville State University[1]	8.200	10/01/2009	35,156
15,000	NC HFA[1]	5.450	01/01/2011	15,210
90,000	NC HFA[1]	5.625	07/01/2030	90,448
250,000	NC HFA[1]	5.750	03/01/2017	252,603
30,000	NC HFA[1]	6.000	01/01/2016	30,108
230,000	NC HFA[1]	6.000	07/01/2016	230,552
400,000	NC HFA (Home Ownership)	4.800	01/01/2039	308,212
500,000	NC HFA (Home Ownership)[1]	4.850	07/01/2038	389,035
15,000	NC HFA (Home Ownership)[1]	4.950	01/01/2032	12,292
25,000	NC HFA (Home Ownership)[1]	5.000	07/01/2015	24,688
25,000	NC HFA (Home Ownership)[1]	5.000	01/01/2025	21,721
20,000	NC HFA (Home Ownership)[1]	5.100	07/01/2017	20,565
60,000	NC HFA (Home Ownership)[1]	5.150	01/01/2019	57,414
10,000	NC HFA (Home Ownership)[1]	5.200	01/01/2020	9,453
85,000	NC HFA (Home Ownership)[1]	5.200	07/01/2026	75,500
15,000	NC HFA (Home Ownership)[1]	5.250	07/01/2011	15,112
15,000	NC HFA (Home Ownership)[1]	5.250	07/01/2020	15,075
235,000	NC HFA (Home Ownership)[1]	5.250	01/01/2022	219,022
105,000	NC HFA (Home Ownership)[1]	5.250	07/01/2026	93,824
20,000	NC HFA (Home Ownership)[1]	5.250	07/01/2034	19,787
25,000	NC HFA (Home Ownership)[1]	5.375	01/01/2023	23,078
5,000	NC HFA (Home Ownership)[1]	5.375	01/01/2029	4,433
20,000	NC HFA (Home Ownership)[1]	5.400	07/01/2032	17,617
F2 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

North Carolina Continued
$2,000,000	NC HFA (Home Ownership)[1]	5.550%	07/01/2038	$1,772,020
35,000	NC HFA (Home Ownership)[1]	5.950	01/01/2027	35,099
5,000	NC HFA (Multifamily Mtg.)[1]	5.350	09/01/2014	5,004
25,000	NC HFA (Multifamily Mtg.)[1]	5.450	09/01/2024	24,841
10,000	NC HFA (Multifamily Mtg.)[1]	6.700	01/01/2027	10,006
20,000	NC HFA (Multifamily)[1]	5.950	07/01/2021	20,214
5,000	NC HFA (Single Family)[1]	5.200	03/01/2010	5,040
20,000	NC HFA (Single Family)[1]	5.350	09/01/2028	20,069
10,000	NC HFA (Single Family)[1]	5.375	09/01/2014	10,289
5,000	NC HFA (Single Family)[1]	5.600	09/01/2019	5,053
30,000	NC HFA (Single Family)[1]	5.700	09/01/2026	29,918
40,000	NC HFA (Single Family)[1]	5.850	09/01/2028	40,554
30,000	NC HFA (Single Family)[1]	5.950	09/01/2017	30,656
15,000	NC HFA (Single Family)[1]	6.125	03/01/2018	15,334
10,000	NC HFA (Single Family)[1]	6.150	03/01/2017	10,173
35,000	NC HFA (Single Family)[1]	6.200	03/01/2018	35,508
20,000	NC HFA (Single Family)[1]	6.250	03/01/2017	20,530
145,000	NC HFA (Single Family)[1]	6.250	09/01/2027	147,678
10,000	NC HFA (Single Family)[1]	6.450	09/01/2027	10,042
280,000	NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)[1]	5.800	10/01/2034	246,985
30,000	NC Medical Care Commission (Baptist Retirement)[1]	6.300	10/01/2021	28,212
10,000	NC Medical Care Commission (Carolina Medicorp)[1]	5.250	05/01/2009	10,019
5,000	NC Medical Care Commission (Carolina Medicorp)[1]	5.250	05/01/2026	4,888
95,000	NC Medical Care Commission (Catholic Health East)[1]	5.000	11/15/2018	94,309
50,000	NC Medical Care Commission (Catholic Health East)[1]	5.000	11/15/2028	44,253
15,000	NC Medical Care Commission (Deerfield Episcopal Retirement Community)[1]	5.000	11/01/2023	12,882
250,000	NC Medical Care Commission (Deerfield Episcopal Retirement Community)	6.125	11/01/2038	227,450
40,000	NC Medical Care Commission (First Health of the Carolinas)[1]	5.000	10/01/2028	36,818
25,000	NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated Group)[1]	5.500	10/01/2031	21,170
270,000	NC Medical Care Commission (Glenaire/The Presbyterian Homes Obligated Group)[1]	5.600	10/01/2036	228,790
10,000	NC Medical Care Commission (Grace Healthcare System)[1]	5.250	10/01/2016	10,014
200,000	NC Medical Care Commission (Halifax Regional Medical Center)[1]	5.000	08/15/2018	171,936
F3 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

North Carolina Continued
$55,000	NC Medical Care Commission (Halifax Regional Medical Center)[1]	5.000%	08/15/2024	$43,613
180,000	NC Medical Care Commission (Moravian Home)[1]	5.100	10/01/2030	141,928
15,000	NC Medical Care Commission (Novant Health)[1]	5.125	05/01/2016	15,017
45,000	NC Medical Care Commission (Novant Health)[1]	5.250	05/01/2021	45,000
1,000,000	NC Medical Care Commission (Pennybyrn at Maryfield)[1]	6.125	10/01/2035	828,860
60,000	NC Medical Care Commission (Rex Healthcare)[1]	5.000	06/01/2023	56,944
10,000	NC Medical Care Commission (Scotland Health Memorial Hospital)[1]	5.375	10/01/2011	10,009
25,000	NC Medical Care Commission (Southeastern Regional Medical Center/Health Horizons Obligated Group)[1]	6.250	06/01/2029	25,168
195,000	NC Medical Care Commission (Southminster)[1]	6.125	10/01/2018	194,495
10,000	NC Medical Care Commission (St. Josephs)[1]	5.125	10/01/2028	9,549
25,000	NC Medical Care Commission (STHS)[1]	6.250	10/01/2019	25,144
10,000	NC Medical Care Commission (STHS/STMH/STM/HCC)[1]	6.375	10/01/2029	9,926
20,000	NC Medical Care Commission (STTLC)[1]	5.375	10/01/2014	20,031
60,000	NC Medical Care Commission (STTLC)[1]	5.375	10/01/2019	59,999
45,000	NC Medical Care Commission (Village at Brookwood)[1]	6.375	01/01/2022	40,578
70,000	NC Medical Care Commission (Wake County Hospital System)[1]	5.250	10/01/2017	70,800
865,000	NC Medical Care Commission (Wake County Hospital System)[1]	5.375	10/01/2026	853,712
50,000	NC Medical Care Commission (Wayne Memorial Hospital/Wayne Health Corp.)[1]	5.000	10/01/2021	48,467
135,000	NC Medical Care Commission (Well-Spring Retirement Community)[1]	5.375	01/01/2020	118,699
35,000	NC Medical Care Commission (Well-Spring Retirement Community)[1]	6.250	01/01/2027	32,111
20,000	NC Medical Care Commission Hospital (Almance Health System)[1]	5.500	08/15/2013	20,033
130,000	NC Medical Care Commission Hospital (Almance Health System)[1]	5.500	08/15/2024	129,997
500,000	NC Medical Care Commission Retirement Facilities (Carolina Village)[1]	6.000	04/01/2038	431,875
5,000	NC Medical Care Commission Retirement Facilities (Cypress Glen Retirement Community)[1]	6.000	10/01/2033	4,350
40,000	NC Medical Care Commission Retirement Facilities (Givens Estates)[1]	4.375	07/01/2009	39,690
750,000	NC Medical Care Commission Retirement Facilities (Southminster)[1]	5.750	10/01/2037	650,843
F4 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

North Carolina Continued
$25,000	NC Medical Care Commission Retirement Facilities (The Forest at Duke)[1]	5.100%		09/01/2013	$24,067
5,000	NC Medical Care Commission Retirement Facilities (The United Methodist Retirement Homes)[1]	5.500		10/01/2035	4,137
1,850,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)[1]	5.250		01/01/2032	1,396,584
20,000	NC Municipal Power Agency[1]	5.000		01/01/2020	19,511
85,000	Northampton County, NC IF&PCFA (Champion International Corp.)[1]	6.450		11/01/2029	76,222
500,000	Northern Hospital District of Surry County, NC Health Care Facilities	6.250		10/01/2038	457,290
100,000	Raleigh Durham, NC Airport Authority[1]	5.000		05/01/2037	80,515
40,000	Raleigh, NC GO1	5.500		06/01/2009	40,274

					31,389,960
U.S. Possessions—69.9%
30,000	Guam GO1	5.375		11/15/2013	29,583
250,000	Guam Government Waterworks Authority and Wastewater System[1]	5.875		07/01/2035	223,585
40,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	37,120
35,000	Guam Power Authority, Series A1	5.250		10/01/2013	34,637
75,000	Guam Power Authority, Series A1	5.250		10/01/2023	66,714
60,000	Guam Power Authority, Series A1	5.250		10/01/2023	55,534
235,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	192,176
67,775,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[2]	06/01/2057	1,053,901
2,400,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	1,824,792
500,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[3]	07/01/2024	404,260
3,950,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	3,763,126
1,170,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	1,014,460
2,250,000	Puerto Rico Children’s Trust Fund (TASC)	5.500		05/15/2039	1,872,644
3,270,000	Puerto Rico Children’s Trust Fund (TASC)	5.625		05/15/2043	2,756,708
20,870,000	Puerto Rico Children’s Trust Fund (TASC)	6.460	[2]	05/15/2050	750,694
39,500,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[2]	05/15/2057	705,865
100,000	Puerto Rico Commonwealth GO1	5.000		07/01/2026	89,562
20,000	Puerto Rico Commonwealth GO1	5.000		07/01/2028	17,638
70,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	61,422
485,000	Puerto Rico Commonwealth GO1	5.250		07/01/2024	448,683
395,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	353,067
1,900,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	1,872,469
F5 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$100,000	Puerto Rico Commonwealth GO1	6.000%		07/01/2028	$98,624
500,000	Puerto Rico Commonwealth GO1	6.000		07/01/2038	487,760
4,000,000	Puerto Rico Electric Power Authority, Series UU4	2.570	[5]	07/01/2031	2,500,004
10,000	Puerto Rico HFC[1]	5.100		12/01/2018	10,009
55,000	Puerto Rico HFC (Homeowner Mtg.)[1]	5.100		12/01/2031	48,530
25,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2022	22,767
3,200,000	Puerto Rico Highway & Transportation Authority, Series N4	2.400	[5]	07/01/2045	1,824,001
335,000	Puerto Rico IMEPCF (American Airlines)[1]	6.450		12/01/2025	174,096
35,000	Puerto Rico IMEPCF (American Home Products)[1]	5.100		12/01/2018	34,751
90,000	Puerto Rico Industrial Devel. Company, Series B1	5.375		07/01/2016	91,027
1,400,000	Puerto Rico Infrastructure	5.000		07/01/2046	1,178,534
20,000	Puerto Rico Infrastructure	5.500		10/01/2040	20,137
235,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600		10/01/2014	225,593
725,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250		10/01/2024	648,172
2,120,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,852,838
1,650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	1,294,838
35,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	33,460
80,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	69,511
45,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	5.500		07/01/2026	42,324
1,930,000	Puerto Rico Port Authority (American Airlines), Series A1	6.250		06/01/2026	964,460
270,000	Puerto Rico Port Authority, Series D1	6.000		07/01/2021	253,490
50,000	Puerto Rico Port Authority, Series D1	7.000		07/01/2014	50,052
30,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	26,587
500,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2028	493,120
5,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	4,392
10,000	Puerto Rico Public Finance Corp., Series A1	5.750		08/01/2027	10,106
6,500,000	Puerto Rico Sales Tax Financing Corp., Series A6	2.806	[5]	08/01/2057	4,290,000
200,000	University of Puerto Rico[1]	5.000		06/01/2025	180,458
250,000	University of Puerto Rico[1]	5.000		06/01/2026	223,978
275,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	240,067
370,000	University of V.I. , Series A1	6.000		12/01/2024	353,753
30,000	University of V.I. , Series A1	6.250		12/01/2029	28,677
50,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2031	44,955
2,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700		07/01/2022	1,561,380
200,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875		07/01/2022	179,658
240,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125		07/01/2022	220,819
300,000	V.I. Public Finance Authority, Series A1	5.625		10/01/2025	280,536
F6 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$175,000	V.I. Public Finance Authority, Series A1	5.625%	10/01/2025	$163,646
50,000	V.I. Public Finance Authority, Series E1	6.000	10/01/2022	47,548
1,000,000	V.I. Water & Power Authority, Series A1	5.000	07/01/2031	837,520

				38,740,818

Total Investments, at Value (Cost $83,950,530)—126.5%				70,130,778
Liabilities in Excess of Other Assets—(26.5)				(14,708,801)

Net Assets—100.0%				$55,421,977

Footnotes to Statement of Investments

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Zero coupon bond reflects effective yield on the date of purchase.

3.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $4,290,000, which represents 7.74% of the Fund’s net assets. See Note 5 of accompanying Notes.
F7 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange).
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.).
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of September 30, 2008:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$—	$—
Level 2—Other Significant Observable Inputs	70,130,778	—
Level 3—Significant Unobservable Inputs	—	—

Total	$70,130,778	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.
See accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ARC	Assoc. of Retarded Citizens
CHS	Catholic Health Service
CIR	Charlotte Institute of Rehabilitation
CMC	Carolinas Medical Center
COP	Certificates of Participation
GO	General Obligation
HCC	Home Care of the Carolinas
HFA	Housing Finance Agency/Authority
HFC	Housing Finance Corp.
IF&PCFA	Industrial Facilities & Pollution Control Financing Authority
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MHSP	Mercy Hospital South Pineville
ROLs	Residual Option Longs
STHS	Stanly Health Services
STM	Stanly Manor
STMH	Stanly Memorial Hospital
STTLC	Stanly Total Living Center
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
September 30, 2008

Assets
Investments, at value (cost $83,950,530)—see accompanying statement of investments	$70,130,778
Cash	596,755
Receivables and other assets:
Interest	1,164,372
Shares of beneficial interest sold	320,673
Investments sold	136,000
Other	5,952

Total assets	72,354,530

Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 6)	11,400,000
Payable for short-term floating rate notes issued (See Note 1)	4,985,000
Shares of beneficial interest redeemed	406,799
Dividends	54,417
Distribution and service plan fees	28,158
Interest expense on borrowings	24,233
Shareholder communications	7,061
Trustees’ compensation	2,042
Transfer and shareholder servicing agent fees	1,566
Other	23,277

Total liabilities	16,932,553

Net Assets	$55,421,977

Composition of Net Assets
Par value of shares of beneficial interest	$5,106
Additional paid-in capital	71,151,752
Accumulated net investment income	403,132
Accumulated net realized loss on investments	(2,318,261)
Net unrealized depreciation on investments	(13,819,752)

Net Assets	$55,421,977

F9 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $44,240,946 and 4,075,985 shares of beneficial interest outstanding)	$10.85
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$11.39

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $869,028 and 80,075 shares of beneficial interest outstanding)	$10.85

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $10,312,003 and 950,372 shares of beneficial interest outstanding)	$10.85
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended September 30, 2008

Investment Income

Interest	$2,082,756

Expenses

Management fees	164,314
Distribution and service plan fees:
Class A	40,630
Class B	4,050
Class C	53,580
Transfer and shareholder servicing agent fees:
Class A	4,595
Class B	414
Class C	3,369
Shareholder communications:
Class A	11,035
Class C	6,060
Interest expense on borrowings	123,525
Interest expense and fees on short-term floating rate notes issued (See Note 1)	60,736
Legal, auditing and other professional fees	24,288

Registration and filing fees	3,832
Custodian fees and expenses	1,219
Trustees’ compensation	837
Other	26,405

Total expenses	528,889
Less waivers and reimbursements of expenses	(185,055)

Net expenses	343,834

Net Investment Income	1,738,922

Realized and Unrealized Loss
Net realized loss on investments	(540,687)
Net change in unrealized depreciation on investments	(7,231,810)

Net Decrease in Net Assets Resulting from Operations	$(6,033,575)

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2008	March 31,
	(Unaudited)	2008

Operations

Net investment income	$1,738,922	$2,078,196
Net realized loss	(540,687)	(1,776,273)
Net change in unrealized depreciation	(7,231,810)	(6,635,309)

Net decrease in net assets resulting from operations	(6,033,575)	(6,333,386)

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(1,279,700)	(1,592,505)
Class B	(18,418)	(14,274)
Class C	(244,139)	(288,736)

	(1,542,257)	(1,895,515)

Beneficial Interest Transactions

Net increase in net assets resulting from beneficial interest transactions:
Class A	6,550,085	39,627,728
Class B	250,143	745,953
Class C	2,427,830	5,456,372

	9,228,058	45,830,053

Net Assets

Total increase	1,652,226	37,601,152
Beginning of period	53,769,751	16,168,599

End of period (including accumulated net investment income of $403,132 and $206,467, respectively)	$55,421,977	$53,769,751

See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended September 30, 2008

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(6,033,575)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(14,620,163)
Proceeds from disposition of investment securities	5,568,808
Short-term investment securities, net	(2,415,246)
Premium amortization	84,390
Discount accretion	(224,087)
Net realized loss on investments	540,687
Net change in unrealized depreciation on investments	7,231,810
Increase in interest receivable	(178,080)
Decrease in receivable for securities sold	5,111,072
Increase in other assets	(4,467)
Decrease in payable for securities purchased	(6,506,686)
Increase in payable for accrued expenses	9,504

Net cash used in operating activities	(11,436,033)

Cash Flows from Financing Activities
Proceeds from bank borrowings	19,000,000
Payments on bank borrowings	(15,300,000)
Proceeds from shares sold	14,350,737
Payments on shares redeemed	(5,165,820)
Cash distributions paid	(997,622)

Net cash provided by financing activities	11,887,295
Net increase in cash	451,262
Cash, beginning balance	145,493

Cash, ending balance	$596,755

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $539,019.
Cash paid for interest on bank borrowings—$117,287.
Cash paid for interest on short-term floating rate notes issued—$60,736.
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2008	Year Ended March 31,
Class A	(Unaudited)	2008	2007[1]

Per Share Operating Data

Net asset value, beginning of period	$12.34	$14.64	$14.40

Income (loss) from investment operations:
Net investment income[2]	.37	.70	.31
Net realized and unrealized gain (loss)	(1.53)	(2.36)	.19

Total from investment operations	(1.16)	(1.66)	.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.33)	(.64)	(.26)

Net asset value, end of period	$10.85	$12.34	$14.64

Total Return, at Net Asset Value[3]	(9.67)%	(11.70)%	3.48%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$44,241	$43,726	$10,883

Average net assets (in thousands)	$48,227	$33,933	$7,927

Ratios to average net assets:[4]
Net investment income	5.95%	5.12%	4.48%
Expenses excluding interest and fees on short-term floating rate notes issued	1.38%	1.64%	2.09%
Interest and fees on short-term floating rate notes issued[5]	0.20%	0.48%	0.15%

Total expenses	1.58%	2.12%	2.24%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.00%	1.28%	0.95%

Portfolio turnover rate	10%	58%	0%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6.	Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund’s limited operating history.

7.	Expenses after payments waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2008	Year Ended March 31,
Class B	(Unaudited)	2008	2007[1]

Per Share Operating Data

Net asset value, beginning of period	$12.33	$14.64	$14.40

Income (loss) from investment operations:
Net investment income[2]	.32	.59	.25
Net realized and unrealized gain (loss)	(1.52)	(2.37)	.20

Total from investment operations	(1.20)	(1.78)	.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.53)	(.21)

Net asset value, end of period	$10.85	$12.33	$14.64

Total Return, at Net Asset Value[3]	(9.94)%	(12.43)%	3.14%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$869	$733	$62

Average net assets (in thousands)	$811	$354	$47

Ratios to average net assets:[4]
Net investment income	5.20%	4.40%	3.59%
Expenses excluding interest and fees on short-term floating rate notes issued	2.12%	2.69%	10.13%
Interest and fees on short-term floating rate notes issued[5]	0.20%	0.48%	0.15%

Total expenses	2.32%	3.17%	10.28%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.75%	2.03%	1.70%

Portfolio turnover rate	10%	58%	0%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6.	Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund’s limited operating history.

7.	Expenses after payments waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.

See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2008	Year Ended March 31,
Class C	(Unaudited)	2008	2007[1]

Per Share Operating Data

Net asset value, beginning of period	$12.33	$14.63	$14.40

Income (loss) from investment operations:
Net investment income[2]	.32	.60	.25
Net realized and unrealized gain (loss)	(1.52)	(2.37)	.19

Total from investment operations	(1.20)	(1.77)	.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.53)	(.21)

Net asset value, end of period	$10.85	$12.33	$14.63

Total Return, at Net Asset Value[3]	(9.94)%	(12.37)%	3.02%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$10,312	$9,311	$5,224

Average net assets (in thousands)	$10,723	$7,422	$2,670

Ratios to average net assets:[4]
Net investment income	5.19%	4.39%	3.56%
Expenses excluding interest and fees on short-term floating rate notes issued	2.32%	2.69%	2.95%
Interest and fees on short-term floating rate notes issued[5]	0.20%	0.48%	0.15%

Total expenses	2.52%	3.17%	3.10%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.75%	2.03%	1.70%

Portfolio turnover rate	10%	58%	0%

1.	For the period from October 10, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6.	Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund’s limited operating history.

7.	Expenses after payments waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester North Carolina Municipal Fund (the “Fund”), is a registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and North Carolina State income taxes for individual investors as is consistent with preservation of capital. The Funds’ investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ®
F17 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
     Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the
F18 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $3,006,586 as of September 30, 2008, which represents 4.16% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At September 30, 2008, municipal bond holdings with a value of $4,324,005 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $4,985,000 in short-term floating rate notes issued and outstanding at that date.
At September 30, 2008, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$1,145,000	Puerto Rico Electric Power Authority ROLs[3]	0.591%	7/1/31	$(354,996)
1,070,000	Puerto Rico Highway & Transportation
	Authority ROLs[3]	(0.860)	7/1/45	(305,999)

				$(660,995)

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F8 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
F19 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2008, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $4,324,005.
Concentration Risk. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended March 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2008, the Fund had available for federal income tax purposes post-October losses of $830,876 and unused capital loss carryforward as follows:

Expiring

2016	$186,537
As of September 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,558,100 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for
F20 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$84,705,417

Gross unrealized appreciation	$10,471
Gross unrealized depreciation	(14,585,110)

Net unrealized depreciation	$(14,574,639)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2008, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$261
Accumulated Liability as of September 30, 2008	1,414
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities.
F21 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F22 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	828,372	$10,196,840	3,222,345	$45,313,153
Dividends and/or distributions reinvested	34,948	423,407	27,276	369,410
Redeemed	(331,875)	(4,070,162)	(448,419)	(6,054,835)

Net increase	531,445	$6,550,085	2,801,202	$39,627,728

Class B
Sold	27,677	$336,400	58,582	$790,188
Dividends and/or distributions reinvested	1,050	12,685	573	7,669
Redeemed	(8,103)	(98,942)	(3,940)	(51,904)

Net increase	20,624	$250,143	55,215	$745,953

Class C
Sold	302,619	$3,715,222	617,958	$8,454,877
Dividends and/or distributions reinvested	8,498	102,927	10,867	149,073
Redeemed	(115,677)	(1,390,319)	(230,944)	(3,147,578)

Net increase	195,440	$2,427,830	397,881	$5,456,372

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2008, were as follows:

	Purchases	Sales

Investment securities	$14,620,163	$5,568,808
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2008, the Fund paid $7,934 to OFS for services to the Fund.
F23 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2008 for Class B and Class C shares were $14,103 and $126,970, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2008	$19,363	$—	$448	$1,229
F24 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” excluding expenses attributable to the Funds’ investments in inverse floaters, will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely. However, it may be amended or withdrawn by the Manager at any time without shareholder notice. During the six months ended September 30, 2008, the Manager reimbursed $141,174, $2,321, and $41,560 for Class A, Class B and Class C shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.9074% as of September 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on
F25 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Borrowings Continued
the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of September 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.9074%. Details of the borrowings for the six months ended September 30, 2008 are as follows:

Average Daily Loan Balance	$8,666,120
Average Daily Interest Rate	2.815%
Fees Paid	$23,606
Interest Paid	$117,287
7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F26 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
25 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ron Fielding, Daniel Loughran, Scott Cottier and Troy Willis, the portfolio managers for the Fund, and the Manager’s Rochester investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load North Carolina municipal debt funds advised by other investment advisers. The Board noted that the Fund’s one-year and since inception performance were below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other North Carolina municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse the Fund for certain expenses so that total expenses (excluding expenses attributable to inverse floaters) will not exceed 0.80% of annual net assets for Class A shares and 1.55% of annual net assets for Class B shares and Class C shares, which may be modified or terminated at any time without notice to shareholders. The Board noted
26 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

that the Fund’s actual management fees were lower than its peer group median although its contractual management fees were equal to its peer group median and its total expenses were higher than its peer group median. The Board considered that the total expenses include inverse floater expenses, which is shown as an expense for accounting purposes and is not an expense paid out by the fund.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
27 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
28 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
     a) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to semiannual reports.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to semiannual reports.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester North Carolina Municipal Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	11/11/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy Principal Executive Officer

Date:	11/11/2008

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	11/11/2008